Statement of Operations - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Revenues
Sales of goods	€ 9,103	€ 8,756
Sales of RPPs and leases	2,119	2,023
Sales of spare parts and services	2,830	2,618
Total sales	14,052	13,397
Total net sales		13,397
Other revenues	2	0
Total revenues	14,054	13,397
Cost of goods	(5,042)	(5,159)
Cost of RPPs & leases	(1,292)	(1,141)
Cost of spare parts and services	(1,809)	(1,730)
Total cost of sales	(8,143)	(8,030)
Gross profit	5,911	5,367
Operating Expenses
Research and development expenses	(1,512)	(1,618)
Selling and marketing expenses	(3,408)	(3,064)
General and administrative expenses	(1,830)	(1,732)
Loss from operations	(839)	(1,046)
Nonoperating Income (Expense)
Foreign currency exchange gain (loss), net	303	216
Other income (expense), net	(3)	(4)
Financial (expense) income, net	(1,344)	(3,554)
Income (loss) before taxes	(1,884)	(4,389)
Income tax (expense) benefit	(69)	(36)
Net income (loss)	€ (1,953)	€ (4,425)
Earnings per share
Basic net earnings (loss) per share	€ (0.08)	€ (0.20)
Diluted net earnings (loss) per share (1)	€ (0.08)	€ (0.20)
Shares outstanding	24,926,627	22,273,003
Diluted shares outstanding (1)	24,926,627	22,273,003